Shareholder Fees - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none